RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Impact of restatement on statements of operations (Details) - USD ($)	1 Months Ended	2 Months Ended		3 Months Ended					6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement Of Operations
Total other income (expenses)	$ (2,372,000)	$ (13,997,000)				$ (525,000)					$ (8,373,000)	$ 15,403,000	$ (4,127,000)	$ 10,210,000
Income before provision for income taxes	(5,000,000)	$ 43,875,000				(10,438,000)					(38,017,000)	(17,993,000)	(52,556,000)	(55,637,000)
Net loss (income)	$ (5,000,000)		$ 43,875,000			$ (10,438,000)					$ (38,017,000)	$ (17,993,000)	$ (52,556,000)	$ (55,637,000)
Weighted average shares of common stock outstanding used to compute basic net loss per share	138,848,177	37,159,600				138,848,177					138,848,177	138,848,177	138,825,356	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share	138,848,177	37,159,600				138,848,177					138,848,177	138,848,177	138,825,356	126,252,622
Basic net loss per share	$ (0.04)	$ 1.19				$ (0.08)					$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
Diluted net loss per share	$ (0.04)	$ 1.19				$ (0.08)					$ (0.28)	$ (0.13)	$ (0.38)	$ (0.44)
PRIVETERRA ACQUISITION CORP.
Condensed Statement Of Operations
Gain on forgiveness of deferred underwriting fee payable									$ 200,087				$ 162,571
Total other income (expenses)				$ (324,154)			$ 2,311,273		1,435,450	$ 5,473,739			10,584,279	$ 10,136,774
Income before provision for income taxes				(3,850,675)			1,884,069		(3,834,556)	4,657,462			7,258,674	8,200,831
Net loss (income)				$ (3,942,337)	$ (388,515)		$ 1,867,104	$ 2,773,393	$ (4,330,852)	$ 4,640,497			$ 6,375,345	$ 8,200,831
PRIVETERRA ACQUISITION CORP. | Class A member
Condensed Statement Of Operations
Weighted average shares of common stock outstanding used to compute basic net loss per share				2,002,272			27,600,000		7,559,570	27,600,000			27,600,000	24,499,726
Weighted average shares of common stock outstanding used to compute diluted net loss per share				2,002,272			27,600,000		7,559,570	27,600,000			27,600,000
Basic net loss per share				$ (0.44)			$ 0.05		$ (0.30)	$ 0.13			$ 0.18	$ 0.26
Diluted net loss per share				$ (0.44)			$ 0.05		$ (0.30)	$ 0.13			$ 0.18
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
Condensed Statement Of Operations
Weighted average shares of common stock outstanding used to compute basic net loss per share													27,600,000	24,499,726
Weighted average shares of common stock outstanding used to compute diluted net loss per share													27,600,000	24,499,726
Basic net loss per share													$ 0.18	$ 0.26
Diluted net loss per share													$ 0.18	$ 0.26
PRIVETERRA ACQUISITION CORP. | Class B common stock
Condensed Statement Of Operations
Weighted average shares of common stock outstanding used to compute basic net loss per share				6,900,000			6,900,000		6,900,000	6,900,000			6,900,000	6,806,301
Weighted average shares of common stock outstanding used to compute diluted net loss per share				6,900,000			6,900,000		6,900,000	6,900,000			6,900,000	6,806,301
Basic net loss per share				$ (0.44)			$ 0.05		$ (0.30)	$ 0.13			$ 0.18	$ 0.26
Diluted net loss per share				$ (0.44)			$ 0.05		$ (0.30)	$ 0.13			$ 0.18	$ 0.26
PRIVETERRA ACQUISITION CORP. | As Previously Reported
Condensed Statement Of Operations
Gain on forgiveness of deferred underwriting fee payable													$ 3,767,400
Total other income (expenses)													14,189,108
Income before provision for income taxes													10,863,503
Net loss (income)													$ 9,980,174
PRIVETERRA ACQUISITION CORP. | As Previously Reported | Class A member
Condensed Statement Of Operations
Weighted average shares of common stock outstanding used to compute basic net loss per share													27,600,000
Weighted average shares of common stock outstanding used to compute diluted net loss per share													27,600,000
Basic net loss per share													$ 0.29
Diluted net loss per share													$ 0.29
PRIVETERRA ACQUISITION CORP. | As Previously Reported | Class B common stock
Condensed Statement Of Operations
Weighted average shares of common stock outstanding used to compute basic net loss per share													6,900,000
Weighted average shares of common stock outstanding used to compute diluted net loss per share													6,900,000
Basic net loss per share													$ 0.29
Diluted net loss per share													$ 0.29
PRIVETERRA ACQUISITION CORP. | Restatement Adjustment
Condensed Statement Of Operations
Gain on forgiveness of deferred underwriting fee payable													$ 3,604,829
Total other income (expenses)													(3,604,829)
Income before provision for income taxes													(3,604,829)
Net loss (income)													$ (3,604,829)
PRIVETERRA ACQUISITION CORP. | Restatement Adjustment | Class A member
Condensed Statement Of Operations
Basic net loss per share													$ (0.11)
Diluted net loss per share													(0.11)
PRIVETERRA ACQUISITION CORP. | Restatement Adjustment | Class B common stock
Condensed Statement Of Operations
Basic net loss per share													(0.11)
Diluted net loss per share													$ (0.11)